ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2013
Accounts Receivable Additional Disclosures [Abstract]
ACCOUNTS RECEIVABLE

The Group performs ongoing credit evaluations of its customers' financial conditions. The Group generally encourages its customers to use its products and settle the outstanding balance within credit terms. As of December 31, 2013 and December 31, 2012, the provision on accumulated allowance for doubtful accounts was $360,743 and $125,993 respectively.